Prepaid Expenses and Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Assets [Abstract]
Schedule of Prepaid Expenses and Other Assets
	December 31,	December 31,
	2024	2025
	RMB	RMB
Deposits (i)	1,295,010	1,495,610
Prepaid expenses	57,102	141,132
Prepayment of investment	938,516	67,239
Funds receivable from external payment network providers (ii)	38,953	35,375
Loans to third parties	13,777	15,363
Goodwill (iii)	4,778	4,778
Interest receivable	10,065	2,337
Funds receivable for disposal of financing receivables	1,274	368
Others	2,110	13,817
Total	2,361,585	1,776,019
(i)	As of December 31, 2024 and 2025, the balance of deposit mainly includes the business cooperation deposit of RMB1,286 million and RMB1,487 million, respectively.

(ii)	The Group opened accounts with external online payment service providers to collect the loan principal, interest and service fees. The balance of funds receivable from external payment network providers mainly includes accumulated amounts of service fees received at the balance sheet date, which was collected subsequently.

(iii)	In April 2020, the Group acquired an insurance brokerage licensee company for total consideration of RMB15.5 million. The purchase price allocated to the fair value of assets acquired and liabilities assumed were RMB53.8 million and RMB38.3 million, respectively. RMB4.8 million of goodwill was recognized in this acquisition. The Group did not record any impairment of goodwill during the years ended December 31, 2023, 2024 and 2025.